Note 6 - Intangible Assets	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]
6.
I
ntangible
assets

The Company’s definite-lived intangible assets include in-licensed intellectual property, principally technology licenses. During the year ended December 31, 2013, the Company capitalized a $0.2 million fee related to the assignment of certain patents to it by Isis Innovation Limited (Isis) in November 2013. The licenses are being amortized over the estimated remaining useful lives of the underlying license agreements, which range from 3 to 9 years. The weighted-average useful life of the license agreements is 8.3 years. For the years ended December 31, 2015, 2014 and 2013, the Company recorded amortization expense of $92,000, $43,000, and $43,000, respectively. Future amortization expense is estimated at $40,000 for 2016, $39,000 for 2017, $25,000 for 2018, $24,000 for 2019 and $24,000 for 2020.

Definite-lived intangible assets, originally denominated in GBP, as of December 31, 2015 and 2014 consist of the following:

	December 31,
(in thousands)	201 5	2014
Gross carrying value	$758	$828
Accumulated amortization	(579)	(555)
Other intangible assets, net	$179	$273

On July 31, 2014, the Company acquired substantially all of the assets of Boulder, a privately owned company developing immunology-based assays for autoimmune and inflammatory conditions/diseases. In conjunction with the acquisition, the Company acquired $2.6 million of indefinite-lived IPR&D and recorded $55,000 of goodwill. The following table sets forth the changes in the carrying amount of goodwill for the five-month period subsequent to the acquisition, ended December 31, 2014, and for the year ended December 31, 2015 (in thousands):

Goodwill from Boulder acquisition	$55
Foreign currency adjustment	(5)
Balance at December 31, 2014	50
Foreign currency adjustment	(5)
Balance at December 31, 2015	$45

For more information on the Boulder acquisition, see Note 17 “Acquisition activity”.